SCHEDULE OF COMMON STOCK ISSUABLE UPON CONVERSION OF PRINCIPAL AND ACCRETED INTEREST (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Convertible Debentures
Balance	7,408,376	6,102,520	6,102,520	5,129,961
Issuance of debenture	898,085	179,617	359,234	179,617
Accreted interest	563,971	446,257	946,622	792,942
Balance	8,870,432	6,728,394	7,408,376	6,102,520